Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]
The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2022 and 2021 was as follows:

	March 31, 2022	March 31, 2021
Cash and cash equivalents	4,574,013	5,502,055
Other assets	334,540	375,802
Trade receivables	10,784,668	8,520,118
Other receivables	29,869	79,830
Other investments	476,050	212,238
	16,208,556	14,690,043

Disclosure of financial assets that are either past due or impaired [text block]
Period (in days)	March 31, 202 2	March 31, 2021
Less than 365 days	9,492,137	7,849,050
More than 365 days	1,292,531	671,068
	10,784,668	8,520,118

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 20
22

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	371,995	371,995	371,995	-	-	-
Lease liabilities	2,207,403	4,281,949	507,037	733,287	430,022	2,611,603
Other liabilities	60,742	60,742	60,742	-	-	-
Borrowing from banks	10,400,424	11,485,975	6,706,849	2,832,392	1,499,683	447,051
Borrowings from others	4,479,774	3,853,303	1,106,150	1,042,525	719,827	984,800
Trade and other payables	10,510,409	10,510,409	10,510,409	-	-	-
	28,030,747	30,564,373	19,263,182	4,608,204	2,649,532	4,043,454

As of March 31, 20
21

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	123,666	123,666	123,666	-	-	-
Lease liabilities	2,202,649	4,112,926	539,700	846,466	564,160	2,162,600
Other liabilities	216,284	216,284	216,284	-	-	-
Borrowing from banks	7,174,373	7,790,696	5,139,600	1,947,856	703,311	-
Borrowings from others	2,234,856	2,392,608	1,032,130	726,739	133,783	500,000
Trade and other payables	8,185,844	8,185,844	8,185,844	-	-	-
	20,137,672	22,822,024	15,237,224	3,521,061	1,401,254	2,662,600

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as of March 31, 2022 was as follows:

All amounts in respective currencies as mentioned (in thousands)

	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,435	-	-	16	51	-	-	-
Trade receivables	29,093	-	-	222	85	-	-	-
Trade payables	(16,369)	-	-	(196)	(16)	(27)	(4)	-
Foreign currency loan	(9,389)	-	-	-	-	-	-	-
Net balance sheet exposure	6770	-	-	42	120	(27)	(4)	-

The Group’s exposure to foreign currency risk as of March 31, 2021 was as follows:

	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,066	-	-	-	109	-	-	-
Trade receivables	28,648	-	-	62	28	-	-	-
Trade payables	(25,065)	(14)	-	(48)	-	(30)	(59)	-
Foreign currency loan	(8,225)	-	-	-	-	-	-	-
Net balance sheet exposure	(1,576)	(14)	-	14	137	(30)	(59)	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 20 21 .
	Other comprehensive income	Profit or ( loss)
March 31, 2022	-	(52,815)
March 31, 2021	-	10,122

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 202 2	March 31, 2021
Fixed rate instruments
Financial assets
- Fixed deposits with banks	1,905,131	3,049,337
- Investment in debt securities	211,537	210,510

Financial liabilities
- Borrowings from banks	173,184	245,874
- Borrowings from others	4,781,393	2,522,919

Variable rate instruments
Financial liabilities
- Borrowings from banks	10,227,240	6,928,399
- Bank overdrafts	371,995	123,566

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]
	Equity	Profit or (loss)
March 31, 2022	-	(69,438)
March 31, 2021	-	(43,823)